Intangible Assets and Goodwill, Net - Future amortization expense of trademarks (Details) - MXN ($) $ in Thousands		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		$ 41,123,587	$ 42,255,881
Percentage of increasing in discount rate		1.20%
Decrease in long term growth rate		1.60%
Change in basis points		1.20%
Change in basis points		1.60%
Concessions
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		$ 15,166,067	15,166,067	$ 15,166,067
Intangible Assets with Finite Useful Lives
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		12,019,694	13,017,915
Intangible Assets with Finite Useful Lives | Trademarks
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		111,526	183,654
Estimated useful life (in years)	4 years
Intangible Assets with Finite Useful Lives | Concessions
Intangible Assets and Goodwill, Net
Amortization		110,701	$ 110,701
Intangible Assets with Finite Useful Lives | Concessions | 2021
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		$ 553,505